Tax (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income from continuing operations before taxes (CHF)
Switzerland	401	642	1,680
Foreign	3,226	3,454	510
Income from continuing operations before taxes	3,627	4,096	2,190
Current and deferred taxes (CHF)
Switzerland	99	12	140
Foreign	622	569	580
Current income tax expense	721	581	720
Switzerland	(321)	22	(123)
Foreign	1,005	673	(132)
Deferred income tax expense	684	695	(255)
Income tax expense	1,405	1,276	465
Income tax expense/(benefit) on discontinued operations	40	75	31
Income tax expense/(benefit) reported in shareholder's equity related to:
Gains/(losses) on cash flow hedges	4	1	0
Cumulative translation adjustment	(117)	44	(12)
Unrealized gains/(losses) on securities	5	(12)	6
Actuarial gains/(losses), Tax	(375)	388	1
Net prior service credit/(cost)	(11)	(25)	63
Share-based compensation and treasury shares	71	0	(50)
Reconciliation of taxes computed at the Swiss statutory rate (CHF)
Income tax expense computed at the statutory tax rate of 22%	798	901	482
Swiss statutory rate (as a percent)	22.00%	22.00%	22.00%
Increase/(decrease) in income taxes resulting from:
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	314	189	242
of which foreign tax rate expense/(benefit) in respect of profits earned in higher/lower tax jurisdictions	314	189	242
of which total foreign tax expense	1,627	1,242	448
Changes in tax law and rates	151	184	182
of which tax expense caused by the reduction of deferred tax assets due to the impact of the change in UK corporation tax		184	182
of which tax expense related to the change in New York state tax laws	151
Non-deductible amortization of other intangible assets and goodwill impairment	6	25	2
Other non-deductible expenses	666	492	393
of which non-deductible interest expenses	179	247	259
of which non-taxable offshore expenses		9	8
of which non-deductible bank levy costs and other non-deductible compensation expenses	59	93	57
of which non-deductible provision accruals	390	103
of which non-deductible other expenses	38
Additional taxable income	4	2	11
Lower taxed income	(272)	(381)	(422)
of which tax benefit related to exempt offshore income	34	56	29
of which tax benefit in respect to non-taxable dividend income	84	45	40
of which tax benefit related to non-taxable foreign exchange gains		18	11
of which tax benefit related to tax credits		67	100
of which tax benefit related non-taxable life insurance income	56	61	48
of which swiss income tax benefit as a result of foreign branch earnings beneficially impact the earnings mix		41	114
of which tax benefit of a reversal deferred tax liability		49
of which tax benefit from tax deductible goodwill amortization		19
of which tax benefit from tax taxed at lower than statutory rate	35
Income taxable to non-controlling interests	(163)	(252)	(117)
Changes in deferred tax valuation allowance	1,064	385	13
Tax deductible impairments of Swiss subsidiary investments	(555)	(268)	(161)
Change in recognition of outside basis difference	(450)	0	0
Other	(158)	(1)	(160)
of which tax benefit following the change in tax status of an entity		36
of which tax expense or benefit relating to the (establishment) or release of tax contingency accruals	7	44	40
of which tax benefit relating to the re-assessment of deferred tax assets in Switzerland changes in forecasted future profitability		57	48
of which benefit relating to return to accrual adjustments following the close of a tax audit cycle and the impact of the closure of an advanced pricing agreement			70
of which tax expense relating to non-recoverable foreign and withholding taxes	27	56
of which tax benefit from tax settlement	189
of which tax benefit from accrual adjustment	30
Income tax expense	1,405	1,276	465
US
Increase/(decrease) in income taxes resulting from:
of which tax benefit from the release of valuation allowances on deferred tax assets			820
Switzerland
Income from continuing operations before taxes (CHF)
Income from continuing operations before taxes	401	642	1,680
UK
Increase/(decrease) in income taxes resulting from:
of which valuation allowance deferred tax assets increases reassessment	662	278
UK and Japan
Increase/(decrease) in income taxes resulting from:
of which tax benefit from the release of valuation allowances on deferred tax assets		143
UK, Germany, Italy and Switzerland
Increase/(decrease) in income taxes resulting from:
of which net increases to the valuation allowance on deferred tax assets on net tax loss carry-forwards	427
Europe and Asia
Increase/(decrease) in income taxes resulting from:
of which net increases to the valuation allowance on deferred tax assets on net tax loss carry-forwards		249	834
Spain
Increase/(decrease) in income taxes resulting from:
of which tax benefit from the release of valuation allowances on deferred tax assets	25
Bank
Income from continuing operations before taxes (CHF)
Switzerland	(179)	300	1,170
Foreign	3,140	3,354	609
Income from continuing operations before taxes	2,961	3,654	1,779
Current and deferred taxes (CHF)
Switzerland	56	(52)	85
Foreign	624	564	581
Current income tax expense	680	512	666
Switzerland	(384)	(15)	(121)
Foreign	1,003	673	(180)
Deferred income tax expense	619	658	(301)
Income tax expense	1,299	1,170	365
Income tax expense/(benefit) on discontinued operations	40	75	31
Income tax expense/(benefit) reported in shareholder's equity related to:
Gains/(losses) on cash flow hedges	4	1	0
Cumulative translation adjustment	(117)	44	(12)
Unrealized gains/(losses) on securities	7	(8)	(1)
Actuarial gains/(losses), Tax	(27)	99	30
Net prior service credit/(cost)	9	0	(2)
Share-based compensation and treasury shares	68	1	(53)
Reconciliation of taxes computed at the Swiss statutory rate (CHF)
Income tax expense computed at the statutory tax rate of 22%	651	804	391
Swiss statutory rate (as a percent)	22.00%	22.00%	22.00%
Increase/(decrease) in income taxes resulting from:
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	347	248	67
of which foreign tax rate expense/(benefit) in respect of profits earned in higher/lower tax jurisdictions	347	248	67
of which total foreign tax expense	1,627	1,237	401
Changes in tax law and rates	151	184	182
of which tax expense caused by the reduction of deferred tax assets due to the impact of the change in UK corporation tax		184	182
of which tax expense related to the change in New York state tax laws	151
Non-deductible amortization of other intangible assets and goodwill impairment	6	25	0
Other non-deductible expenses	666	493	382
of which non-deductible interest expenses	179	247	259
of which non-taxable offshore expenses		9	8
of which non-deductible bank levy costs and other non-deductible compensation expenses	59	93	57
of which non-deductible provision accruals	390	103
of which non-deductible other expenses	38
Additional taxable income	2	(5)	6
Lower taxed income	(265)	(374)	(413)
of which tax benefit related to exempt offshore income	34	56	29
of which tax benefit in respect to non-taxable dividend income	84	45	40
of which tax benefit related to non-taxable foreign exchange gains		18	11
of which tax benefit related to tax credits		67	100
of which tax benefit related non-taxable life insurance income	56	61	48
of which swiss income tax benefit as a result of foreign branch earnings beneficially impact the earnings mix		41	114
of which tax benefit of a reversal deferred tax liability		49
of which tax benefit from tax deductible goodwill amortization		19
of which tax benefit from tax taxed at lower than statutory rate	35
Income taxable to non-controlling interests	(173)	(297)	57
Changes in deferred tax valuation allowance	1,071	381	10
Tax deductible impairments of Swiss subsidiary investments	(555)	(268)	(161)
Change in recognition of outside basis difference	(450)	0	0
Other	(152)	(21)	(156)
of which tax expense or benefit relating to the (establishment) or release of tax contingency accruals	4	41	43
of which tax benefit relating to the re-assessment of deferred tax assets in Switzerland changes in forecasted future profitability		57	48
of which benefit relating to return to accrual adjustments following the close of a tax audit cycle and the impact of the closure of an advanced pricing agreement			70
of which tax benefit from the change in the tax status		36
of which tax expense relating to non-recoverable foreign and withholding taxes	26	41
of which tax benefit from tax settlement	189
of which tax benefit from accrual adjustment	33
Income tax expense	1,299	1,170	365
Bank | US
Increase/(decrease) in income taxes resulting from:
of which tax benefit from the release of valuation allowances on deferred tax assets			820
Bank | Switzerland
Income from continuing operations before taxes (CHF)
Income from continuing operations before taxes	(179)	300	1,170
Bank | UK
Increase/(decrease) in income taxes resulting from:
of which valuation allowance deferred tax assets increases reassessment	662	278
Bank | UK and Japan
Increase/(decrease) in income taxes resulting from:
of which tax benefit from the release of valuation allowances on deferred tax assets		143
Bank | UK, Germany, Italy and Switzerland
Increase/(decrease) in income taxes resulting from:
of which net increases to the valuation allowance on deferred tax assets on net tax loss carry-forwards	434
Bank | Europe and Asia
Increase/(decrease) in income taxes resulting from:
of which net increases to the valuation allowance on deferred tax assets on net tax loss carry-forwards		246	834
Bank | Spain
Increase/(decrease) in income taxes resulting from:
of which tax benefit from the release of valuation allowances on deferred tax assets	25